Business Segment Information (Reconciliation of Total Net Business Profits Under Internal Management Reporting System to Income Loss Before Income Tax Expense Benefit Shown on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015		Mar. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	[1]	¥ 852,800	¥ 876,900	[2]	¥ 744,300	[3]
U.S. GAAP adjustments		201,300	230,800		(325,400)
(Provision) credit for loan losses		(34,560)	60,223		126,230
Net gains (losses) related to equity investments		188,400	160,100		178,700
Non-recurring personnel expense		(3,900)	(8,000)		(14,800)
Gains on disposal of premises and equipment		10,223	2,754		10,460
(Provision) credit for losses on off-balance-sheet instruments		16,447	2,827		(12,095)
Others-net		(34,000)	(57,900)		18,900
Income before income tax expense		¥ 1,196,605	¥ 1,267,653		¥ 726,343

[1]	"Others (h)" and "Others (k)" include the elimination of transactions between consolidated subsidiaries.
[2]	Beginning on April 1, 2015, new allocation methods have been applied to the calculation of "Gross profits" and "General and administrative expenses" for reportable segments of MHBK. Figures for the fiscal year ended March 31, 2015 have been reclassified under the new allocation methods.
[3]	As for the fiscal year ended March 31, 2014, "MHBK (Non-consolidated)" represents the sum of the performance of the former MHCB for the first quarter and the new MHBK for the second, third and fourth quarters, while "Others (h)" includes the performance of the former MHBK for the first quarter, in light of the merger of the former MHBK and the former MHCB conducted in July 2013.